UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Premium/Discount Analysis (Unaudited)
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return — positive or negative — to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2018	Past 1 year	Past 5 year	Past 10 year
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	7.42%	89.75%	424.35%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	7.25%	89.57%	432.07%
Nasdaq Composite Index®	7.75%	91.23%	434.38%

Average Annual Total Returns

For the periods ended November 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	7.42%	13.67%	18.02%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	7.25%	13.65%	18.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Tracking Stock - NAV on November 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$52,435	Fidelity® Nasdaq Composite Index® Tracking Stock
$53,438	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 6.27% for the 12 months ending November 30, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years, and then endured a highly volatile November in which it gained 2.04%. For the full year, growth stocks within the index maintained a sizable advantage over their value counterparts, extending a trend that began in early 2017. A number of economically sensitive sectors dropped to the bottom of the 12-month performance scale, with materials (-7%) and energy (-2%) faring worst, followed by industrials (-1%) and financials (0%). In contrast, the defensive-oriented health care sector gained about 16% to lead the way. Consumer discretionary and information technology were rattled in October but earlier strength resulted in each advancing roughly 13% for the full 12 months. The newly reconstituted communication services sector, which includes dividend-rich telecom stocks, rose about 4%. Real estate (+5%), consumer staples (+3%) and utilities (+2%) also advanced but lagged the broader market.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the exchange traded fund's (ETF) net asset value gained 7.42%, trailing the 7.75% advance of the benchmark NASDAQ Composite Index. The ETF's market price rose 7.25% over the same time frame. Many of the fund's top individual contributors and detractors in absolute terms came from the information technology sector, which represented the largest portion of the benchmark's weight by far the past 12 months. On the positive side, the top-contributing stock was software company Microsoft (+34%). Strong financial results, especially from Microsoft's cloud-computing business, helped drive the stock. Apple (+5%), best known for its mobile communication devices and personal computers, saw its shares rise on solid earnings, although late-period concern about weakness in iPhone® device sales led to a partial pullback in the stock. Network communications equipment maker Cisco Systems (+32%) and software company Adobe (+38%) also contributed. Elsewhere, within the consumer discretionary sector, internet retail giant Amazon.com (+44%) continued to produce better-than-expected financial results. Within communication services, video-streaming service provider Netflix reported better-than-anticipated subscriber growth and quarterly financial performance. Conversely, the biggest individual detractor was social-media giant Facebook (-20%), which reported slower-than-expected active-user growth, and also struggled to manage customer privacy concerns. Among consumer staples stocks, packaged-foods company Kraft Heinz (-34%) struggled to generate sales growth, while chipmaker Broadcom's struggles partly reflected the company's July move to acquire software company CA Technologies – a deal the market did not appear to favor. Biotechnology company Celgene (-28%) also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2018

From December 1, 2013 to November 30, 2018		Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	301	23.89%	894	70.95%
25 - <50	13	1.03%	49	3.89%
50 - <75	1	0.08%	1	0.08%
75 - <100	0	--	0	--
100 or above	0	--	1	0.08%
Total	315	25.00%	945	75.00%

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2018

% of fund's net assets
Apple, Inc.	6.3
Microsoft Corp.	6.2
Amazon.com, Inc.	6.0
Alphabet, Inc. Class C	2.8
Facebook, Inc. Class A	2.5
Alphabet, Inc. Class A	2.4
Intel Corp.	1.7
Cisco Systems, Inc.	1.6
Comcast Corp. Class A	1.3
PepsiCo, Inc.	1.3
32.1

Top Market Sectors as of November 30, 2018

% of fund's net assets
Information Technology	31.3
Communication Services	14.5
Consumer Discretionary	12.2
Health Care	10.7
Financials	6.5
Consumer Staples	4.3
Industrials	4.2
Real Estate	1.1
Energy	0.4
Utilities	0.4

Asset Allocation (% of fund's net assets)

As of November 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.2%

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Common Stocks - 85.9%
	Shares	Value
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	3,956	$334,519
B Communications Ltd. (a)	9,375	84,750
Cogent Communications Group, Inc.	3,658	177,376
Consolidated Communications Holdings, Inc. (b)	5,116	70,396
Frontier Communications Corp. (b)	1,225	4,373
Iridium Communications, Inc. (a)(b)	19,985	477,242
Windstream Holdings, Inc. (a)	297	894
		1,149,550
Entertainment - 2.4%
Activision Blizzard, Inc.	104,626	5,218,745
Changyou.com Ltd. (A Shares) ADR	4,055	79,681
Electronic Arts, Inc. (a)	42,563	3,578,271
NetEase, Inc. ADR	10,959	2,488,460
Netflix, Inc. (a)	58,570	16,758,634
Take-Two Interactive Software, Inc. (a)	16,276	1,784,989
Twenty-First Century Fox, Inc.:
Class A	141,768	7,013,263
Class B	107,643	5,277,736
Viacom, Inc.:
Class A	7,788	265,259
Class B (non-vtg.)	40,738	1,257,175
Zynga, Inc. (a)	142,652	516,400
		44,238,613
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	39,836	44,204,017
Class C (a)	46,510	50,901,939
Baidu.com, Inc. sponsored ADR (a)	38,513	7,251,228
Facebook, Inc. Class A (a)	322,225	45,308,057
IAC/InterActiveCorp (a)	13,786	2,453,357
Liberty TripAdvisor Holdings, Inc. (a)	26,396	502,316
Match Group, Inc.	14,568	586,653
Momo, Inc. ADR (a)	22,230	696,911
SINA Corp. (a)	10,168	658,581
TripAdvisor, Inc.(a)(b)	23,134	1,481,964
TrueCar, Inc. (a)	32,140	334,577
Weibo Corp. sponsored ADR (a)(b)	7,456	474,798
Yandex NV Series A (a)	49,913	1,472,434
YY, Inc. ADR (a)	4,367	297,262
Zillow Group, Inc.:
Class A (a)	8,368	303,173
Class C (a)(b)	22,370	817,624
		157,744,891
Media - 2.9%
AMC Networks, Inc. Class A (a)(b)	9,630	576,452
Charter Communications, Inc. Class A (a)	31,129	10,247,667
Comcast Corp. Class A	612,332	23,887,071
Criteo SA sponsored ADR (a)	7,922	184,583
Discovery Communications, Inc.:
Class A (a)(b)	25,915	796,109
Class C (non-vtg.) (a)	35,421	989,309
DISH Network Corp. Class A (a)	9,626	315,348
GCI Liberty, Inc. (a)	16,128	772,047
Liberty Broadband Corp.:
Class A (a)	4,156	353,800
Class C (a)	25,332	2,149,420
Liberty Global PLC:
Class A (a)	29,100	722,553
Class C (a)	74,582	1,811,597
Liberty Media Corp.:
Liberty Braves Class C (a)	13,724	343,100
Liberty Formula One Group Series C (a)(b)	37,642	1,122,484
Liberty SiriusXM Series A (a)	20,579	818,838
Liberty SiriusXM Series C (a)	39,948	1,602,714
Loral Space & Communications Ltd. (a)	7,889	335,361
MDC Partners, Inc. Class A (a)	138	364
News Corp.:
Class A	62,667	813,418
Class B	32,238	431,989
Nexstar Broadcasting Group, Inc. Class A	7,386	610,379
Scholastic Corp.	12,541	579,520
Sinclair Broadcast Group, Inc. Class A	39,202	1,232,903
Sirius XM Holdings, Inc. (b)	630,083	3,925,417
VisionChina Media, Inc. ADR (a)(c)	436	0
		54,622,443
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	13,365	334,660
Gogo, Inc. (a)(b)	19,076	80,691
NII Holdings, Inc. (a)(b)	23,416	126,681
Shenandoah Telecommunications Co.	11,056	552,358
T-Mobile U.S., Inc. (a)	117,300	8,029,185
VEON Ltd. sponsored ADR (b)	152,243	414,101
Vodafone Group PLC sponsored ADR	38,842	834,715
		10,372,391

TOTAL COMMUNICATION SERVICES		268,127,888

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
ADOMANI, Inc. (a)	6,763	2,755
Dorman Products, Inc. (a)	5,833	512,487
Fox Factory Holding Corp. (a)	9,250	589,318
Gentex Corp.	52,466	1,181,534
Gentherm, Inc. (a)	10,344	480,272
The Goodyear Tire & Rubber Co.	34,920	808,747
		3,575,113
Automobiles - 0.4%
Tesla, Inc. (a)(b)	23,557	8,256,257
Distributors - 0.2%
Core-Mark Holding Co., Inc.	13,817	363,111
LKQ Corp. (a)	55,377	1,541,696
Pool Corp.	6,539	1,062,653
		2,967,460
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	25,262	340,784
Frontdoor, Inc. (a)	10,872	253,209
Grand Canyon Education, Inc. (a)	8,776	1,073,831
Houghton Mifflin Harcourt Co. (a)	36,295	361,135
Strategic Education, Inc.	1,882	256,874
Weight Watchers International, Inc. (a)(b)	9,072	453,781
		2,739,614
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	19,945	389,925
Caesars Entertainment Corp. (a)(b)	27,247	232,144
Churchill Downs, Inc.	2,686	746,063
Cracker Barrel Old Country Store, Inc. (b)	2,932	530,135
Dave & Buster's Entertainment, Inc.	9,902	563,028
Denny's Corp. (a)	21,367	353,410
Dunkin' Brands Group, Inc.	13,257	981,018
Eldorado Resorts, Inc. (a)(b)	10,363	455,765
Empire Resorts, Inc. (a)	10,939	137,503
Extended Stay America, Inc. unit	27,810	506,142
Golden Entertainment, Inc. (a)	9,706	175,582
Huazhu Group Ltd. ADR	26,653	840,636
International Speedway Corp. Class A	8,253	349,432
Jack in the Box, Inc.	4,398	390,059
Marriott International, Inc. Class A	44,974	5,173,359
Melco Crown Entertainment Ltd. sponsored ADR	23,166	418,610
Monarch Casino & Resort, Inc. (a)	6,619	264,760
Papa John's International, Inc. (b)	5,799	278,294
Penn National Gaming, Inc. (a)	21,431	473,839
Playa Hotels & Resorts NV (a)	34,256	259,660
Ruth's Hospitality Group, Inc.	11,626	284,488
Scientific Games Corp. Class A (a)(b)	11,155	217,299
Sonic Corp.	11,769	511,363
Starbucks Corp.	180,301	12,029,683
Texas Roadhouse, Inc. Class A	11,693	772,089
The Cheesecake Factory, Inc. (b)	8,009	377,945
The Stars Group, Inc. (a)(b)	38,384	752,282
Wendy's Co.	45,323	812,641
Wingstop, Inc.	8,003	525,157
Wynn Resorts Ltd.	12,348	1,350,871
		31,153,182
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,328	383,096
Garmin Ltd.	28,297	1,886,278
GoPro, Inc. Class A (a)(b)	14,211	72,192
Helen of Troy Ltd. (a)	3,897	557,388
iRobot Corp. (a)(b)	5,493	524,032
LGI Homes, Inc. (a)(b)	4,313	199,088
Roku, Inc. Class A (a)(b)	9,970	406,278
SodaStream International Ltd. (a)	3,712	533,229
Universal Electronics, Inc. (a)	5,141	177,262
		4,738,843
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (a)	65,638	110,939,378
Baozun, Inc. sponsored ADR (a)(b)	6,697	236,203
CNOVA NV (a)(b)	49,959	242,071
Ctrip.com International Ltd. ADR (a)	62,478	1,802,490
eBay, Inc. (a)	138,673	4,139,389
Etsy, Inc. (a)	24,378	1,317,387
Expedia, Inc.	19,975	2,412,780
Groupon, Inc. (a)	73,769	226,471
JD.com, Inc. sponsored ADR (a)	109,645	2,327,763
Liberty Expedia Holdings, Inc. (a)	12,855	538,753
Liberty Interactive Corp. QVC Group Series A (a)	59,614	1,324,623
MakeMyTrip Ltd. (a)(b)	14,421	360,381
MercadoLibre, Inc.	6,438	2,265,983
NutriSystem, Inc.	10,204	379,487
Overstock.com, Inc. (a)(b)	4,348	85,047
PetMed Express, Inc. (b)	7,288	175,568
Shutterfly, Inc. (a)	7,504	375,125
Stamps.com, Inc. (a)	2,910	498,949
The Booking Holdings, Inc. (a)	6,161	11,655,873
		141,303,721
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	15,279	186,098
Hasbro, Inc.	18,983	1,727,453
Mattel, Inc. (a)(b)	18,748	260,597
		2,174,148
Media - 0.0%
iQIYI, Inc. ADR (a)(b)	14,954	303,716
Liberty Latin America Ltd. (a)	16,611	307,137
Liberty Latin America Ltd. Class A (a)	7,272	132,714
		743,567
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	31,697	2,750,349
Ollie's Bargain Outlet Holdings, Inc. (a)	11,697	1,037,524
		3,787,873
Specialty Retail - 1.0%
Ascena Retail Group, Inc. (a)	81,201	245,227
Bed Bath & Beyond, Inc.	2,336	30,088
Conn's, Inc. (a)	6,381	178,094
Five Below, Inc. (a)	9,183	962,287
Michaels Companies, Inc. (a)(b)	32,723	555,309
Monro, Inc. (b)	8,322	676,745
O'Reilly Automotive, Inc. (a)	11,053	3,832,959
Office Depot, Inc.	47,945	154,862
Rent-A-Center, Inc. (a)	15,902	233,441
Ross Stores, Inc.	51,178	4,483,193
Sleep Number Corp. (a)	11,886	455,709
The Children's Place Retail Stores, Inc. (b)	3,511	455,166
Tile Shop Holdings, Inc.	12,757	75,394
Tractor Supply Co.	19,621	1,866,546
Ulta Beauty, Inc. (a)	8,731	2,600,004
Urban Outfitters, Inc. (a)	21,508	819,240
		17,624,264
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc.	9,619	156,694
Columbia Sportswear Co.	13,779	1,258,436
Crocs, Inc. (a)	20,904	581,131
Fossil Group, Inc. (a)(b)	9,416	182,011
G-III Apparel Group Ltd. (a)	12,227	490,058
Hexindai, Inc. ADR (b)	24,057	105,851
lululemon athletica, Inc. (a)	21,375	2,833,256
Sonos, Inc.	4,868	59,779
Steven Madden Ltd.	19,863	640,184
		6,307,400

TOTAL CONSUMER DISCRETIONARY		225,371,442

CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	2,161	459,256
MGP Ingredients, Inc. (b)	4,790	325,672
Monster Beverage Corp. (a)	75,716	4,518,731
National Beverage Corp. (b)	7,158	624,679
PepsiCo, Inc.	190,474	23,226,400
		29,154,738
Food & Staples Retailing - 1.5%
Andersons, Inc.	9,055	299,358
Casey's General Stores, Inc.	5,954	770,864
Costco Wholesale Corp.	59,936	13,861,998
PriceSmart, Inc.	7,202	481,742
SpartanNash Co.	10,507	197,006
Sprouts Farmers Market LLC (a)	26,339	606,324
United Natural Foods, Inc. (a)	2,696	58,261
Walgreens Boots Alliance, Inc.	135,804	11,498,525
		27,774,078
Food Products - 1.1%
Bridgford Foods Corp. (a)	2,889	51,309
Cal-Maine Foods, Inc.	5,459	255,044
Calavo Growers, Inc.	4,802	471,941
Hostess Brands, Inc. Class A (a)(b)	27,497	320,340
J&J Snack Foods Corp.	2,624	411,627
Lancaster Colony Corp.	3,256	587,122
Mondelez International, Inc.	201,814	9,077,594
Pilgrim's Pride Corp. (a)(b)	35,096	696,305
Sanderson Farms, Inc. (b)	3,501	396,173
SunOpta, Inc. (a)	37,807	178,071
The Hain Celestial Group, Inc. (a)	11,895	246,227
The Kraft Heinz Co.	163,147	8,340,075
		21,031,828
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,181	316,629
WD-40 Co. (b)	3,501	611,555
		928,184
Personal Products - 0.0%
Inter Parfums, Inc.	8,397	518,683

TOTAL CONSUMER STAPLES		79,407,511

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
CSI Compressco LP	12,043	50,460
Geospace Technologies Corp. (a)	5,038	78,341
KLX Energy Services Holdings, Inc. (a)	3,529	71,251
Mammoth Energy Services, Inc. (b)	12,016	302,323
NCS Multistage Holdings, Inc. (a)(b)	12,029	87,812
Ocean Rig UDW, Inc. (United States) (a)	14,816	410,848
Patterson-UTI Energy, Inc.	31,098	431,640
PHI, Inc. (non-vtg.) (a)	22,461	79,287
RigNet, Inc. (a)	12,862	233,831
Smart Sand, Inc. (a)(b)	47,199	153,869
		1,899,662
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	207,918	338,906
Alliance Resource Partners LP	19,809	389,247
Alta Mesa Resources, Inc. Class A (a)	12	18
Amplify Energy Corp. warrants 5/4/22 (a)	322	32
Approach Resources, Inc. (a)(b)	9,230	12,184
Berry Petroleum Corp.	15,779	195,502
Blueknight Energy Partners LP	29,165	49,872
Calumet Specialty Products Partners LP (a)	520	1,576
Capital Product Partners LP	23,233	55,992
Carrizo Oil & Gas, Inc. (a)	10,311	176,421
Centennial Resource Development, Inc. Class A (a)(b)	49,110	762,187
Clean Energy Fuels Corp. (a)	82,323	183,580
Diamondback Energy, Inc. (b)	17,240	1,902,951
Extraction Oil & Gas, Inc. (a)	6,888	39,262
Golar LNG Ltd.	18,002	479,573
Golar LNG Partners LP	12,366	150,247
Green Plains, Inc.	15,344	249,340
Gulfport Energy Corp. (a)	14,027	119,510
Hallador Energy Co.	2,395	13,795
Hongli Clean Energy Technologies Corp. (a)(c)	225	1,042
Legacy Reserves, Inc. (a)(b)	36,453	78,374
Martin Midstream Partners LP	22,574	239,510
National Energy Services Reunited Corp. (a)(b)	16,243	152,684
Nextdecade Corp. (a)(b)	32,382	162,881
PDC Energy, Inc. (a)	11,608	393,976
Renewable Energy Group, Inc. (a)	2,951	79,529
StealthGas, Inc. (a)	12,682	44,387
Tellurian, Inc. (a)(b)	31,596	228,439
Ultra Petroleum Corp. (a)(b)	919	1,167
Viper Energy Partners LP	6,358	190,931
		6,693,115

TOTAL ENERGY		8,592,777

FINANCIALS - 6.5%
Banks - 2.8%
1st Source Corp.	7,422	358,928
Ameris Bancorp	9,677	414,466
BancFirst Corp.	8,356	466,432
Bank of the Ozarks, Inc.	9,685	262,464
Banner Corp.	8,438	506,280
Blue Hills Bancorp, Inc.	12,628	299,789
BOK Financial Corp.	14,071	1,186,185
Boston Private Financial Holdings, Inc.	23,989	304,420
Bridge Bancorp, Inc.	8,090	238,817
Brookline Bancorp, Inc., Delaware	23,514	363,997
Camden National Corp.	6,651	275,019
Cathay General Bancorp	11,394	450,861
Centerstate Banks of Florida, Inc.	7,259	181,548
Chemical Financial Corp.	11,865	560,028
City Holding Co.	4,843	371,603
Columbia Banking Systems, Inc.	13,983	568,828
Commerce Bancshares, Inc.	21,639	1,363,690
Community Trust Bancorp, Inc.	6,526	301,566
ConnectOne Bancorp, Inc.	11,732	236,282
CVB Financial Corp.	25,337	588,832
Eagle Bancorp, Inc. (a)	5,920	341,229
East West Bancorp, Inc.	26,783	1,437,979
Enterprise Bancorp, Inc.	1,960	66,993
Enterprise Financial Services Corp.	7,734	345,632
Farmers & Merchants Bancorp, Inc.	729	29,940
Fifth Third Bancorp	110,953	3,098,917
First Bancorp, North Carolina	9,315	372,786
First Busey Corp.	13,154	377,388
First Citizen Bancshares, Inc.	2,203	946,122
First Financial Bancorp, Ohio	4,159	116,119
First Financial Bankshares, Inc. (b)	14,553	953,513
First Financial Corp., Indiana	5,654	263,985
First Hawaiian, Inc.	28,683	746,332
First Internet Bancorp	6,754	167,837
First Merchants Corp.	3,959	166,436
First Midwest Bancorp, Inc., Delaware	10,990	259,254
First of Long Island Corp.	8,342	180,354
Flushing Financial Corp.	10,698	250,012
Fulton Financial Corp.	28,164	490,335
German American Bancorp, Inc.	8,613	271,654
Glacier Bancorp, Inc.	17,013	803,354
Great Southern Bancorp, Inc.	5,454	296,043
Green Bancorp, Inc.	13,822	281,139
Grupo Financiero Galicia SA sponsored ADR	5,161	142,237
Guaranty Bancorp	10,824	277,203
Hancock Whitney Corp.	12,244	492,454
Hanmi Financial Corp.	10,821	242,823
HarborOne Bancorp, Inc. (a)	14,293	253,415
Heartland Financial U.S.A., Inc.	8,139	445,203
Home Bancshares, Inc.	27,225	533,882
HomeTown Bankshares Corp.	1,075	15,598
Hope Bancorp, Inc.	12,748	193,770
Howard Bancorp, Inc. (a)	5,962	94,796
Huntington Bancshares, Inc.	236,605	3,452,067
IBERIABANK Corp.	6,802	508,450
Independent Bank Corp., Massachusetts	6,847	550,293
Independent Bank Group, Inc.	7,157	409,524
International Bancshares Corp.	15,227	584,565
Investar Holding Corp.	1,432	35,986
Investors Bancorp, Inc.	40,626	498,887
Lakeland Bancorp, Inc.	16,512	272,943
Lakeland Financial Corp.	7,454	345,120
LegacyTexas Financial Group, Inc.	6,155	238,876
Live Oak Bancshares, Inc.	11,530	206,502
MB Financial, Inc.	14,548	667,462
Mid Penn Bancorp, Inc.	2,443	63,982
NBT Bancorp, Inc.	12,088	471,069
Old National Bancorp, Indiana	19,616	367,408
Opus Bank	11,110	239,976
Pacific Premier Bancorp, Inc. (a)	11,957	369,113
PacWest Bancorp	18,417	741,100
People's Utah Bancorp	8,538	275,863
Peoples Financial Services Corp.	512	21,765
Peoples United Financial, Inc.	48,951	825,314
Pinnacle Financial Partners, Inc.	10,277	589,386
Popular, Inc.	15,190	856,716
Preferred Bank, Los Angeles	5,311	272,029
Premier Financial Bancorp, Inc.	910	16,935
Renasant Corp.	4,452	162,721
Republic Bancorp, Inc., Kentucky Class A	7,375	319,116
S&T Bancorp, Inc.	10,003	422,827
Sandy Spring Bancorp, Inc.	10,366	373,383
Seacoast Banking Corp., Florida (a)	14,456	419,224
ServisFirst Bancshares, Inc.	12,670	498,818
Signature Bank	8,061	994,163
Simmons First National Corp. Class A	16,192	476,045
South State Corp.	5,496	398,790
Southside Bancshares, Inc.	10,843	370,072
State Bank Financial Corp.	12,018	289,634
Stock Yards Bancorp, Inc.	8,168	256,067
SVB Financial Group (a)	8,901	2,268,064
Texas Capital Bancshares, Inc. (a)	7,834	467,376
The First Bancorp, Inc.	928	26,383
TowneBank	6,332	181,159
Trico Bancshares	8,121	312,252
Trustmark Corp.	5,533	178,937
UMB Financial Corp.	9,038	611,601
Umpqua Holdings Corp.	40,983	788,513
Union Bankshares Corp.	6,159	218,029
United Bankshares, Inc., West Virginia	17,191	621,798
United Community Bank, Inc.	10,302	266,307
Univest Corp. of Pennsylvania	11,064	282,132
Valley National Bancorp	45,645	493,879
Washington Trust Bancorp, Inc.	5,963	313,654
WesBanco, Inc.	11,155	485,019
Westamerica Bancorp. (b)	7,142	451,374
Wintrust Financial Corp.	11,176	864,464
Zions Bancorporation	31,710	1,543,009
		52,490,910
Capital Markets - 2.0%
BGC Partners, Inc. Class A	58,125	612,638
Blucora, Inc. (a)	14,809	458,487
Brighthouse Financial, Inc. (a)	16,455	662,478
Carlyle Group LP	23,086	422,705
CME Group, Inc.	57,314	10,894,245
Diamond Hill Investment Group, Inc.	1,375	231,413
E*TRADE Financial Corp.	47,221	2,469,186
LPL Financial	17,840	1,144,793
MarketAxess Holdings, Inc.	7,072	1,539,787
Morningstar, Inc.	8,542	1,009,152
Northern Trust Corp.	38,901	3,860,146
Rosehill Resources, Inc. (a)	5,855	21,722
SEI Investments Co.	28,436	1,527,013
T. Rowe Price Group, Inc.	42,101	4,183,155
TD Ameritrade Holding Corp.	90,442	4,866,684
The NASDAQ OMX Group, Inc.	29,376	2,682,616
WisdomTree Investments, Inc.	32,902	233,275
		36,819,495
Consumer Finance - 0.3%
Credit Acceptance Corp. (a)(b)	2,891	1,183,633
Encore Capital Group, Inc. (a)(b)	5,771	161,473
First Cash Financial Services, Inc.	6,128	545,698
Navient Corp.	45,118	518,857
PRA Group, Inc. (a)(b)	10,216	311,792
SLM Corp. (a)	151,628	1,557,220
World Acceptance Corp. (a)	2,740	298,496
		4,577,169
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (a)(b)	13,628	401,890
GTY Technology Holdings, Inc. Class A (a)	16,532	167,800
		569,690
Insurance - 1.0%
American National Insurance Co.	4,799	612,400
Amerisafe, Inc.	6,480	418,543
Arch Capital Group Ltd. (a)	58,984	1,688,122
Cincinnati Financial Corp.	25,395	2,075,533
eHealth, Inc. (a)	9,606	370,023
Enstar Group Ltd. (a)	2,358	415,409
Erie Indemnity Co. Class A	9,065	1,240,545
Fanhua, Inc. ADR	11,160	272,974
James River Group Holdings Ltd.	9,787	372,493
Kinsale Capital Group, Inc.	6,905	429,560
Maiden Holdings Ltd.	18,013	45,573
National General Holdings Corp.	17,514	464,997
National Western Life Group, Inc.	1,105	339,456
Navigators Group, Inc.	7,822	543,394
Principal Financial Group, Inc.	45,240	2,231,237
Safety Insurance Group, Inc.	4,779	419,692
Selective Insurance Group, Inc.	8,770	582,065
State Auto Financial Corp.	13,044	456,540
Trupanion, Inc. (a)(b)	11,340	339,406
United Fire Group, Inc.	7,896	425,358
United Insurance Holdings Corp.	16,825	326,405
Willis Group Holdings PLC	21,267	3,391,023
		17,460,748
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	55,930	989,961
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,846	313,245
Thrifts & Mortgage Finance - 0.3%
Beneficial Bancorp, Inc.	22,741	352,031
Capitol Federal Financial, Inc.	36,973	519,101
HomeStreet, Inc. (a)	10,438	277,860
Kearny Financial Corp.	25,340	335,502
LendingTree, Inc. (a)(b)	1,772	461,322
Meridian Bancorp, Inc. Maryland	17,355	283,754
Meta Financial Group, Inc.	9,016	206,106
NMI Holdings, Inc. (a)	19,829	387,459
Northfield Bancorp, Inc.	18,074	254,663
Northwest Bancshares, Inc.	27,280	489,130
OceanFirst Financial Corp.	14,583	375,804
TFS Financial Corp.	56,900	911,538
Trustco Bank Corp., New York	34,930	275,598
United Financial Bancorp, Inc. New	18,042	295,528
Washington Federal, Inc.	9,977	287,437
WMI Holdings Corp. (a)	14,565	220,368
WSFS Financial Corp.	8,560	360,119
		6,293,320

TOTAL FINANCIALS		119,514,538

HEALTH CARE - 10.7%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)	225	1,845
AC Immune SA (a)(b)	20,524	228,227
ACADIA Pharmaceuticals, Inc. (a)(b)	19,500	371,670
Acceleron Pharma, Inc. (a)(b)	12,284	650,192
Acorda Therapeutics, Inc. (a)	12,147	248,163
Aduro Biotech, Inc. (a)	13,392	33,212
Agios Pharmaceuticals, Inc. (a)(b)	8,530	561,274
Aimmune Therapeutics, Inc. (a)(b)	15,253	362,259
Akebia Therapeutics, Inc. (a)	12,225	98,778
Alder Biopharmaceuticals, Inc. (a)(b)	16,171	216,368
Alexion Pharmaceuticals, Inc. (a)	30,841	3,798,069
Alkermes PLC (a)	23,961	873,139
Allakos, Inc. (a)	2,928	172,488
Allogene Therapeutics, Inc. (b)	16,000	500,480
Alnylam Pharmaceuticals, Inc. (a)	13,397	1,087,301
AMAG Pharmaceuticals, Inc. (a)(b)	6,970	125,809
Amarin Corp. PLC ADR (a)(b)	48,990	881,820
Amgen, Inc.	85,100	17,722,075
Amicus Therapeutics, Inc. (a)(b)	29,288	323,340
AnaptysBio, Inc. (a)	4,513	336,580
Apellis Pharmaceuticals, Inc. (a)	30,194	463,176
Aquinox Pharmaceuticals, Inc. (a)	4,394	10,414
Aravive, Inc. (a)	5,988	33,054
Arena Pharmaceuticals, Inc. (a)	10,440	428,144
Argenx SE ADR (a)	1,320	127,736
ArQule, Inc. (a)	45,703	169,558
Array BioPharma, Inc. (a)	37,724	600,943
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,158	292,694
Ascendis Pharma A/S sponsored ADR (a)	7,273	491,000
Atara Biotherapeutics, Inc. (a)(b)	10,386	414,921
Audentes Therapeutics, Inc. (a)	9,282	226,945
AVEO Pharmaceuticals, Inc. (a)(b)	154,793	320,422
AVROBIO, Inc.	7,953	213,061
Axovant Sciences Ltd. (a)(b)	14,582	26,393
BeiGene Ltd. ADR (a)(b)	4,476	686,216
Biogen, Inc. (a)	26,895	8,975,399
BioMarin Pharmaceutical, Inc. (a)	26,362	2,531,543
bluebird bio, Inc. (a)(b)	6,172	758,477
Blueprint Medicines Corp. (a)	7,728	443,355
Calyxt, Inc. (a)	451	5,196
CareDx, Inc. (a)	9,255	270,894
Celgene Corp. (a)	87,575	6,324,667
Celldex Therapeutics, Inc. (a)	75,430	22,523
China Biologic Products Holdings, Inc. (a)	3,245	266,220
Coherus BioSciences, Inc. (a)	16,142	178,531
Corvus Pharmaceuticals, Inc. (a)	18,632	111,419
CRISPR Therapeutics AG (a)(b)	9,216	353,249
Cytokinetics, Inc. (a)	13,744	108,028
CytomX Therapeutics, Inc. (a)	9,952	137,338
DBV Technologies SA sponsored ADR (a)	5,732	86,553
Deciphera Pharmaceuticals, Inc. (a)(b)	15,554	405,493
Denali Therapeutics, Inc. (a)(b)	46,437	890,197
Dicerna Pharmaceuticals, Inc. (a)	19,565	291,714
Eagle Pharmaceuticals, Inc. (a)(b)	5,799	292,270
Editas Medicine, Inc. (a)(b)	10,510	327,492
Enanta Pharmaceuticals, Inc. (a)	5,170	409,154
Epizyme, Inc. (a)	7,530	55,873
Esperion Therapeutics, Inc. (a)	4,057	215,670
Exact Sciences Corp. (a)	16,764	1,307,257
Exelixis, Inc. (a)	39,239	796,944
Fate Therapeutics, Inc. (a)	16,581	254,684
FibroGen, Inc. (a)	15,192	658,725
Five Prime Therapeutics, Inc. (a)	963	12,365
Genomic Health, Inc. (a)	11,361	898,087
Gilead Sciences, Inc.	170,973	12,299,798
Global Blood Therapeutics, Inc. (a)(b)	8,190	258,313
GlycoMimetics, Inc. (a)(b)	37,285	428,405
Grifols SA ADR	30,860	608,559
Halozyme Therapeutics, Inc. (a)	27,026	446,199
ImmunoGen, Inc. (a)	20,282	111,754
Immunomedics, Inc. (a)(b)	27,732	557,136
Incyte Corp. (a)	20,758	1,333,702
Inovio Pharmaceuticals, Inc. (a)(b)	44,427	237,684
Insmed, Inc. (a)(b)	12,374	221,618
Insys Therapeutics, Inc. (a)(b)	11,674	70,161
Intellia Therapeutics, Inc. (a)(b)	10,556	189,058
Intercept Pharmaceuticals, Inc. (a)	3,553	394,063
Intrexon Corp. (a)(b)	16,948	166,090
Ionis Pharmaceuticals, Inc. (a)(b)	21,283	1,240,586
Iovance Biotherapeutics, Inc. (a)	48,733	471,248
Ironwood Pharmaceuticals, Inc. Class A (a)	30,413	420,308
Keryx Biopharmaceuticals, Inc. (a)	11,701	35,220
Lexicon Pharmaceuticals, Inc. (a)(b)	22,625	183,263
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,061	482,934
General CVR (a)	1,530	11
Glucagon CVR	1,530	109
rights (a)(c)	1,530	9
TR Beta CVR (a)	1,530	184
Loxo Oncology, Inc. (a)	5,419	760,936
Macrogenics, Inc. (a)	13,686	235,536
Madrigal Pharmaceuticals, Inc. (a)(b)	2,305	266,573
Marker Therapeutics, Inc. (a)(b)	17,794	125,626
Mirati Therapeutics, Inc. (a)	6,074	234,396
Momenta Pharmaceuticals, Inc. (a)	14,552	172,296
Myriad Genetics, Inc. (a)	17,747	572,163
Natera, Inc. (a)	17,510	303,273
Neurocrine Biosciences, Inc. (a)	17,028	1,503,062
Novavax, Inc. (a)(b)	179,345	371,244
Novelion Therapeutics, Inc. (a)(b)	42,814	41,444
Opko Health, Inc. (a)(b)	73,357	274,355
Polarityte, Inc. (a)(b)	18,973	280,800
Portola Pharmaceuticals, Inc. (a)(b)	4,543	99,265
Prothena Corp. PLC (a)	5,436	65,286
PTC Therapeutics, Inc. (a)	11,811	419,527
Puma Biotechnology, Inc. (a)	4,377	101,721
Ra Pharmaceuticals, Inc. (a)	26,376	415,950
Regeneron Pharmaceuticals, Inc. (a)	15,168	5,546,179
REGENXBIO, Inc. (a)	8,698	521,097
Repligen Corp. (a)(b)	11,963	773,647
Retrophin, Inc. (a)	13,172	323,241
Rigel Pharmaceuticals, Inc. (a)	190,257	538,427
Rocket Pharmaceuticals, Inc. (a)(b)	18,740	301,901
Rubius Therapeutics, Inc. (b)	28,264	604,284
Sage Therapeutics, Inc. (a)	6,822	786,508
Sangamo Therapeutics, Inc. (a)(b)	17,561	217,230
Sarepta Therapeutics, Inc. (a)(b)	10,964	1,419,509
Scholar Rock Holding Corp.	11,932	290,664
Seattle Genetics, Inc. (a)(b)	24,516	1,534,211
Shire PLC sponsored ADR	9,900	1,738,242
Solid Biosciences, Inc. (a)(b)	9,240	288,103
Spark Therapeutics, Inc. (a)	6,054	255,055
Spectrum Pharmaceuticals, Inc. (a)	25,958	375,353
TESARO, Inc. (a)(b)	3,631	168,406
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	13,335
Ultragenyx Pharmaceutical, Inc. (a)	7,459	400,325
uniQure B.V. (a)	15,751	461,189
United Therapeutics Corp. (a)	6,810	804,261
Vertex Pharmaceuticals, Inc. (a)	35,033	6,333,616
Viking Therapeutics, Inc. (a)(b)	14,027	158,365
Voyager Therapeutics, Inc. (a)	28,091	320,237
Xencor, Inc. (a)	13,248	556,548
ZIOPHARM Oncology, Inc. (a)(b)	22,548	75,536
		111,692,417
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	7,460	2,481,793
Align Technology, Inc. (a)	11,402	2,621,206
Anika Therapeutics, Inc. (a)(b)	6,047	208,319
Atrion Corp.	503	388,930
AxoGen, Inc. (a)	9,758	326,698
Cardiovascular Systems, Inc. (a)	12,665	390,969
CONMED Corp.	7,433	505,147
Dentsply Sirona, Inc.	14,026	529,902
DexCom, Inc. (a)	14,573	1,888,515
Heska Corp. (a)	2,230	231,875
Hologic, Inc. (a)	33,885	1,504,833
ICU Medical, Inc. (a)	2,937	706,319
IDEXX Laboratories, Inc. (a)	11,457	2,334,478
Inogen, Inc. (a)	3,645	537,127
Insulet Corp. (a)	10,144	851,386
Integra LifeSciences Holdings Corp. (a)	12,042	645,812
Intuitive Surgical, Inc. (a)	15,649	8,307,585
iRhythm Technologies, Inc. (a)	6,630	491,150
Lantheus Holdings, Inc. (a)	8,044	150,825
LeMaitre Vascular, Inc.	7,798	217,486
LivaNova PLC (a)	7,733	782,502
Masimo Corp. (a)	7,430	820,421
Mazor Robotics Ltd. sponsored ADR (a)(b)	5,782	337,033
Meridian Bioscience, Inc.	17,816	337,435
Merit Medical Systems, Inc. (a)	9,901	624,258
Natus Medical, Inc. (a)	14,892	526,879
Neogen Corp. (a)	10,154	658,588
Novocure Ltd. (a)	8,556	293,642
NuVasive, Inc. (a)	7,978	508,119
NxStage Medical, Inc. (a)	17,768	501,768
OraSure Technologies, Inc. (a)	20,451	259,728
Orthofix International NV (a)	5,512	332,098
Quidel Corp. (a)	8,726	530,715
Tactile Systems Technology, Inc. (a)(b)	5,313	298,803
Tandem Diabetes Care, Inc. (a)	10,332	380,424
Varex Imaging Corp. (a)	11,008	290,061
Wright Medical Group NV (a)	9,066	253,485
		33,056,314
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)(b)	14,886	505,677
Aceto Corp.	96,485	156,306
Amedisys, Inc. (a)	7,190	979,638
Apollo Medical Holdings, Inc. (a)(b)	2,399	42,990
BioTelemetry, Inc. (a)	11,091	786,796
Corvel Corp. (a)	6,243	435,137
Express Scripts Holding Co. (a)	76,307	7,742,871
G1 Therapeutics, Inc. (a)	8,629	329,887
Guardant Health, Inc.	12,840	458,773
HealthEquity, Inc. (a)	10,524	933,374
Henry Schein, Inc. (a)	18,861	1,682,401
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	16,348	291,975
LHC Group, Inc. (a)	1,479	155,103
Magellan Health Services, Inc. (a)	4,007	218,462
National Research Corp. Class A	9,042	360,505
National Vision Holdings, Inc. (a)	11,187	411,346
OptiNose, Inc. (a)(b)	32,785	258,018
Patterson Companies, Inc.	2,411	61,167
Premier, Inc. (a)(b)	8,694	344,804
Surgery Partners, Inc. (a)	8,159	117,082
The Ensign Group, Inc.	14,939	677,782
Tivity Health, Inc. (a)	10,979	449,700
		17,399,794
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	17,691	180,625
athenahealth, Inc. (a)	6,553	872,204
Cerner Corp. (a)	43,389	2,512,657
HMS Holdings Corp. (a)	23,994	857,546
Inovalon Holdings, Inc. Class A (a)(b)	20,978	279,007
Medidata Solutions, Inc. (a)(b)	9,951	768,317
NantHealth, Inc. (a)(b)	29,501	26,282
Nextgen Healthcare, Inc. (a)	22,915	402,158
Omnicell, Inc. (a)	10,375	801,261
		6,700,057
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	11,302	166,931
Bio-Techne Corp.	7,377	1,190,795
Bruker Corp.	25,443	843,181
ICON PLC (a)	8,485	1,227,949
Illumina, Inc. (a)	20,321	6,858,338
Luminex Corp.	15,552	456,762
Medpace Holdings, Inc. (a)	10,730	664,294
NeoGenomics, Inc. (a)(b)	34,766	570,162
Pacific Biosciences of California, Inc. (a)	35,458	277,282
PRA Health Sciences, Inc. (a)	8,691	1,014,587
Syneos Health, Inc. (a)	16,943	876,292
		14,146,573
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc. (a)	9,741	388,568
Akcea Therapeutics, Inc. (a)(b)	14,445	489,541
Amphastar Pharmaceuticals, Inc. (a)	15,621	339,288
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
AstraZeneca PLC rights (a)(c)	1,845	0
Athenex, Inc. (a)	14,322	189,337
BeyondSpring, Inc. (a)(b)	4,981	121,238
Clementia Pharmaceuticals, Inc. (a)(b)	19,645	274,244
Corcept Therapeutics, Inc. (a)(b)	22,261	310,096
Dermira, Inc. (a)	2,583	29,989
Dova Pharmaceuticals, Inc. (a)(b)	7,753	115,520
Endo International PLC (a)	22,741	273,574
Endocyte, Inc. (a)	14,524	343,202
Evolus, Inc. (a)(b)	15,868	237,385
GW Pharmaceuticals PLC ADR (a)(b)	4,281	526,649
Horizon Pharma PLC (a)	29,874	596,883
InflaRx NV (a)	481	14,055
Innoviva, Inc. (a)	21,983	401,410
Intersect ENT, Inc. (a)	9,419	282,664
Intra-Cellular Therapies, Inc. (a)	11,422	165,048
Jazz Pharmaceuticals PLC (a)	9,694	1,465,733
Kala Pharmaceuticals, Inc. (a)	4,253	26,794
Mylan NV (a)	51,762	1,752,661
MyoKardia, Inc. (a)	7,331	455,035
Nektar Therapeutics (a)	24,389	985,072
ObsEva SA (a)	7,110	99,469
Omeros Corp. (a)(b)	7,864	109,703
Pacira Pharmaceuticals, Inc. (a)	7,475	361,267
Reata Pharmaceuticals, Inc. (a)(b)	6,219	392,730
Revance Therapeutics, Inc. (a)	11,408	233,180
Rhythm Pharmaceuticals, Inc. (a)(b)	17,054	503,605
Supernus Pharmaceuticals, Inc. (a)	11,311	536,368
The Medicines Company (a)(b)	14,234	314,998
TherapeuticsMD, Inc. (a)(b)	47,178	237,305
Theravance Biopharma, Inc. (a)(b)	14,926	412,107
Tricida, Inc.	14,720	439,392
WAVE Life Sciences (a)	7,094	339,448
Zogenix, Inc. (a)(b)	16,177	664,713
		14,428,271

TOTAL HEALTH CARE		197,423,426

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,824	216,318
Axon Enterprise, Inc. (a)(b)	11,834	514,424
Elbit Systems Ltd.(b)	7,906	974,494
Kratos Defense & Security Solutions, Inc. (a)(b)	25,919	344,723
Mercury Systems, Inc. (a)	9,824	508,981
		2,558,940
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	17,262	319,865
Atlas Air Worldwide Holdings, Inc. (a)	7,074	376,691
C.H. Robinson Worldwide, Inc.	21,475	1,982,787
Expeditors International of Washington, Inc.	26,636	2,026,733
Forward Air Corp.	7,960	519,629
Hub Group, Inc. Class A (a)	9,850	437,734
		5,663,439
Airlines - 0.6%
Allegiant Travel Co.	3,220	432,800
American Airlines Group, Inc.	62,719	2,518,795
Hawaiian Holdings, Inc.	9,113	365,796
JetBlue Airways Corp. (a)	46,284	903,464
Ryanair Holdings PLC sponsored ADR (a)	17,589	1,448,102
SkyWest, Inc.	10,461	603,390
United Continental Holdings, Inc. (a)	45,543	4,404,008
		10,676,355
Building Products - 0.1%
AAON, Inc.	22,451	852,015
American Woodmark Corp. (a)	2,291	153,245
Apogee Enterprises, Inc.	6,651	242,429
Builders FirstSource, Inc. (a)	9,934	134,407
Caesarstone Sdot-Yam Ltd.	4,240	66,356
Gibraltar Industries, Inc. (a)	9,630	348,221
Patrick Industries, Inc. (a)	6,894	273,830
Universal Forest Products, Inc.	4,829	133,570
		2,204,073
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	13,598	443,975
Cimpress NV (a)(b)	5,585	673,886
Cintas Corp.	14,160	2,653,301
Copart, Inc. (a)	34,928	1,787,615
Healthcare Services Group, Inc. (b)	8,092	381,942
Herman Miller, Inc.	24,629	833,938
Interface, Inc.	16,731	271,042
Kimball International, Inc. Class B	15,580	237,751
Matthews International Corp. Class A	8,288	349,173
McGrath RentCorp.	7,208	385,123
Mobile Mini, Inc.	11,375	459,778
Multi-Color Corp.	5,532	245,621
SP Plus Corp. (a)	8,631	261,606
Stericycle, Inc. (a)	5,140	247,080
Tetra Tech, Inc.	5,918	360,761
U.S. Ecology, Inc.	6,250	435,438
		10,028,030
Construction & Engineering - 0.0%
Aegion Corp. (a)	13,235	252,789
Primoris Services Corp.	14,311	345,611
		598,400
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	43,232	125,272
Encore Wire Corp.	6,532	326,339
Sunrun, Inc. (a)	27,721	406,113
TPI Composites, Inc. (a)	9,991	271,655
		1,129,379
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	28,134	1,881,321
Raven Industries, Inc.	10,296	415,444
		2,296,765
Machinery - 0.6%
Altra Industrial Motion Corp.	8,555	269,910
American Railcar Industries, Inc.	7,408	520,560
Astec Industries, Inc.	2,595	92,564
Chart Industries, Inc. (a)	7,842	498,438
Columbus McKinnon Corp. (NY Shares)	7,853	273,284
Franklin Electric Co., Inc.	19,983	904,231
Kornit Digital Ltd. (a)(b)	7,788	179,280
Lincoln Electric Holdings, Inc.	9,288	798,304
Middleby Corp. (a)(b)	8,436	1,018,984
Nordson Corp.	8,472	1,020,114
Omega Flex, Inc.	3,872	214,509
PACCAR, Inc.	46,551	2,896,403
RBC Bearings, Inc. (a)	2,589	396,169
Sun Hydraulics Corp.	22,236	926,796
TriMas Corp. (a)	13,807	400,817
Woodward, Inc.	7,899	660,988
		11,071,351
Marine - 0.0%
Golden Ocean Group Ltd.	45,901	323,144
Star Bulk Carriers Corp. (a)(b)	26,231	251,031
		574,175
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)(b)	6,881	468,458
CoStar Group, Inc. (a)	6,156	2,273,965
Exponent, Inc.	5,698	286,723
Forrester Research, Inc.	6,785	317,131
Huron Consulting Group, Inc. (a)	7,786	433,447
ICF International, Inc.	5,815	407,224
IHS Markit Ltd. (a)	62,612	3,341,602
Kelly Services, Inc. Class A (non-vtg.)	11,944	273,756
Verisk Analytics, Inc. (a)	21,828	2,691,829
		10,494,135
Road & Rail - 0.8%
AMERCO	2,758	955,509
ArcBest Corp.	8,814	354,852
Avis Budget Group, Inc. (a)	13,258	388,327
CSX Corp.	110,968	8,059,606
Heartland Express, Inc.	23,534	488,331
J.B. Hunt Transport Services, Inc.	14,168	1,506,908
Landstar System, Inc.	5,313	579,542
Marten Transport Ltd.	16,458	320,602
Old Dominion Freight Lines, Inc.	12,494	1,708,305
Saia, Inc. (a)	6,653	401,242
Universal Logistics Holdings, Inc.	11,648	272,214
Werner Enterprises, Inc.	9,890	334,875
		15,370,313
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	4,674	162,936
BMC Stock Holdings, Inc. (a)	19,836	337,410
Fastenal Co.	36,917	2,187,701
H&E Equipment Services, Inc.	6,945	153,832
HD Supply Holdings, Inc. (a)	27,222	1,086,158
Rush Enterprises, Inc. Class A	9,698	369,494
		4,297,531
Transportation Infrastructure - 0.0%
Yangtze River Port & Logisti (a)(b)	31,248	364,039

TOTAL INDUSTRIALS		77,326,925

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 2.2%
ADTRAN, Inc.	16,608	206,770
Arris International PLC (a)	28,297	874,377
Cisco Systems, Inc.	629,444	30,131,484
CommScope Holding Co., Inc. (a)	27,521	498,130
EchoStar Holding Corp. Class A (a)	8,091	338,527
Extreme Networks, Inc. (a)	11,770	77,447
F5 Networks, Inc. (a)	9,018	1,550,825
Finisar Corp. (a)	24,661	575,834
InterDigital, Inc.	4,964	373,591
Ituran Location & Control Ltd.	8,670	287,064
Lumentum Holdings, Inc. (a)(b)	10,554	469,336
Mitel Networks Corp. (a)(b)	38,576	430,122
NETGEAR, Inc. (a)	8,157	451,898
NetScout Systems, Inc. (a)(b)	14,352	384,347
Oclaro, Inc. (a)	46,517	375,392
Quantenna Communications, Inc. (a)	14,548	217,929
Radware Ltd. (a)	15,269	348,286
Sierra Wireless, Inc. (a)(b)	8,423	135,539
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	74,888	628,310
Ubiquiti Networks, Inc. (b)	12,878	1,403,444
ViaSat, Inc. (a)(b)	8,637	597,162
Viavi Solutions, Inc. (a)	42,222	428,131
		40,783,945
Electronic Equipment & Components - 1.0%
Avnet, Inc.	17,418	763,257
Cardtronics PLC (a)	9,677	313,922
Casa Systems, Inc. (a)	27,698	430,704
CDW Corp.	22,784	2,111,621
Cognex Corp.	27,195	1,197,124
Coherent, Inc. (a)	2,808	387,953
Control4 Corp. (a)	10,583	230,392
ePlus, Inc. (a)	4,466	365,096
Flextronics International Ltd. (a)	37,603	329,026
FLIR Systems, Inc.	22,949	1,052,441
Hollysys Automation Technologies Ltd.	17,018	337,127
II-VI, Inc. (a)	10,924	408,776
Insight Enterprises, Inc. (a)	9,764	435,279
IPG Photonics Corp. (a)(b)	7,501	1,066,267
Itron, Inc. (a)	12,648	685,016
Littelfuse, Inc.	3,505	670,682
MTS Systems Corp.	6,083	312,970
National Instruments Corp.	24,930	1,220,573
Novanta, Inc. (a)	8,706	565,281
Orbotech Ltd. (a)	8,485	492,300
OSI Systems, Inc. (a)	5,648	408,915
PC Connection, Inc.	9,746	305,440
Plexus Corp. (a)	8,529	520,610
Sanmina Corp. (a)	18,240	493,210
ScanSource, Inc. (a)	9,293	353,506
Tech Data Corp. (a)	5,545	498,773
Trimble, Inc. (a)	43,826	1,666,703
TTM Technologies, Inc. (a)	28,603	340,090
Zebra Technologies Corp. Class A (a)	8,599	1,546,100
		19,509,154
Internet Software & Services - 0.1%
AGM Group Holdings, Inc. (b)	330	6,980
ANGI Homeservices, Inc. Class A (a)(b)	20,510	359,540
BlackLine, Inc. (a)	12,659	542,691
CarGurus, Inc. Class A (a)	17,474	679,913
		1,589,124
IT Services - 2.8%
Akamai Technologies, Inc. (a)	28,670	1,971,063
Amdocs Ltd.	24,450	1,587,050
Automatic Data Processing, Inc.	60,076	8,856,404
Carbonite, Inc. (a)	10,665	302,139
Cass Information Systems, Inc.	4,795	316,518
Cognizant Technology Solutions Corp. Class A	80,317	5,720,980
CSG Systems International, Inc.	9,394	329,448
Endurance International Group Holdings, Inc. (a)	40,537	336,457
Euronet Worldwide, Inc. (a)	6,703	788,340
ExlService Holdings, Inc. (a)	8,737	506,397
Fiserv, Inc. (a)	56,670	4,484,297
Jack Henry & Associates, Inc.	13,924	1,945,183
ManTech International Corp. Class A	5,325	299,798
MoneyGram International, Inc. (a)	15,597	34,001
NIC, Inc.	22,612	293,956
Okta, Inc. (a)	9,970	634,591
Paychex, Inc.	47,299	3,346,877
PayPal Holdings, Inc. (a)	156,938	13,466,850
Presidio, Inc.	26,405	371,782
QIWI PLC Class B sponsored ADR (a)	10,533	158,416
Sabre Corp.	41,295	1,055,913
Sykes Enterprises, Inc. (a)	13,206	364,750
Ttec Holdings, Inc.	12,679	370,861
Tucows, Inc. (a)(b)	4,776	277,199
VeriSign, Inc. (a)	18,812	2,935,801
Virtusa Corp. (a)	8,733	387,134
Wix.com Ltd. (a)	7,809	735,452
		51,877,657
Semiconductors & Semiconductor Equipment - 7.6%
Acacia Communications, Inc. (a)	10,179	436,476
Advanced Energy Industries, Inc. (a)	6,227	292,918
Advanced Micro Devices, Inc. (a)	155,326	3,308,444
Ambarella, Inc. (a)(b)	6,679	267,093
Amkor Technology, Inc. (a)	24,388	167,058
Analog Devices, Inc.	49,661	4,564,839
Applied Materials, Inc.	130,746	4,874,211
ASML Holding NV (b)	10,766	1,844,754
Axcelis Technologies, Inc. (a)	9,632	191,869
Broadcom, Inc.	59,241	14,064,406
Brooks Automation, Inc.	17,779	539,770
Cabot Microelectronics Corp.	4,511	484,842
Canadian Solar, Inc. (a)(b)	20,353	343,966
Ceva, Inc. (a)	4,559	118,488
Cirrus Logic, Inc. (a)	5,977	223,779
Cree, Inc. (a)(b)	16,113	711,228
Cypress Semiconductor Corp.	58,115	807,799
Diodes, Inc. (a)	13,909	484,450
Entegris, Inc.	24,016	706,070
First Solar, Inc. (a)	10,962	487,261
FormFactor, Inc. (a)	24,985	412,003
Himax Technologies, Inc. sponsored ADR (b)	17,683	73,738
Integrated Device Technology, Inc. (a)	21,441	1,027,882
Intel Corp.	614,646	30,308,194
KLA-Tencor Corp.	20,204	1,991,306
Kulicke & Soffa Industries, Inc.	18,165	392,364
Lam Research Corp.	21,872	3,433,029
Marvell Technology Group Ltd.	107,783	1,736,384
Maxim Integrated Products, Inc.	38,694	2,163,768
Mellanox Technologies Ltd. (a)	8,641	802,144
Microchip Technology, Inc. (b)	30,706	2,302,950
Micron Technology, Inc. (a)	159,670	6,156,875
MKS Instruments, Inc.	8,218	644,784
Monolithic Power Systems, Inc.	6,433	849,606
Nova Measuring Instruments Ltd. (a)(b)	11,292	279,703
NVIDIA Corp.	82,323	13,454,048
NXP Semiconductors NV	50,435	4,204,766
ON Semiconductor Corp. (a)	73,049	1,401,080
Power Integrations, Inc.	3,651	231,327
Qorvo, Inc. (a)	19,471	1,281,387
Qualcomm, Inc.	156,892	9,140,528
Rambus, Inc. (a)	30,042	261,966
Semtech Corp. (a)	14,597	778,604
Silicon Laboratories, Inc. (a)	7,979	705,104
Silicon Motion Technology Corp. sponsored ADR	9,524	341,626
Skyworks Solutions, Inc.	25,208	1,834,386
SolarEdge Technologies, Inc. (a)(b)	7,899	307,508
SunPower Corp. (a)(b)	18,096	123,958
Synaptics, Inc. (a)(b)	8,272	318,141
Teradyne, Inc.	25,317	903,564
Texas Instruments, Inc.	130,901	13,070,465
Tower Semiconductor Ltd. (a)	11,716	184,644
Universal Display Corp.	7,128	654,636
Xilinx, Inc.	34,474	3,188,156
Xperi Corp.	8,723	122,994
		140,003,339
Software - 10.9%
2U, Inc. (a)(b)	10,814	631,429
ACI Worldwide, Inc. (a)	22,741	656,760
Adobe, Inc. (a)	64,881	16,277,994
Alarm.com Holdings, Inc. (a)(b)	11,634	591,589
ANSYS, Inc. (a)	15,010	2,431,920
Aspen Technology, Inc. (a)	13,662	1,179,031
Atlassian Corp. PLC (a)	18,631	1,601,148
Autodesk, Inc. (a)	29,560	4,271,420
Benefitfocus, Inc. (a)(b)	10,555	528,806
Blackbaud, Inc.	9,564	700,563
Bottomline Technologies, Inc. (a)	9,813	540,402
Cadence Design Systems, Inc. (a)	36,836	1,659,093
CDK Global, Inc.	24,334	1,226,434
Check Point Software Technologies Ltd. (a)(b)	22,745	2,543,118
Citrix Systems, Inc.	19,881	2,166,433
CommVault Systems, Inc. (a)	7,135	420,537
Cornerstone OnDemand, Inc. (a)	13,371	730,324
Coupa Software, Inc. (a)	11,585	746,422
CyberArk Software Ltd. (a)(b)	8,466	627,669
Descartes Systems Group, Inc. (Canada) (a)	18,490	544,548
DocuSign, Inc. (b)	22,890	955,886
Dropbox, Inc. Class A (a)	8,171	191,120
Ebix, Inc. (b)	5,907	278,929
Everbridge, Inc. (a)	8,687	475,787
FireEye, Inc. (a)	19,333	386,853
Five9, Inc. (a)	14,562	624,419
Fortinet, Inc. (a)	30,490	2,251,382
Hortonworks, Inc. (a)	21,360	343,896
Imperva, Inc. (a)	9,473	525,846
Intuit, Inc.	35,505	7,616,888
j2 Global, Inc.	10,231	755,150
LivePerson, Inc. (a)	18,795	354,662
LogMeIn, Inc.	10,172	938,164
Magic Software Enterprises Ltd.	7,443	60,214
Manhattan Associates, Inc. (a)	12,382	613,280
Microsoft Corp.	1,032,588	114,503,683
MicroStrategy, Inc. Class A (a)	2,917	378,160
Mimecast Ltd. (a)	14,510	540,207
MINDBODY, Inc. (a)(b)	10,980	304,805
Monotype Imaging Holdings, Inc.	14,634	252,437
NICE Systems Ltd. sponsored ADR (a)(b)	8,836	1,026,213
Nuance Communications, Inc. (a)	47,036	752,106
Nutanix, Inc. Class A (a)	21,350	954,559
Open Text Corp.	49,089	1,682,175
Parametric Technology Corp. (a)	21,460	1,856,075
Paylocity Holding Corp. (a)	10,295	690,589
Pegasystems, Inc.	14,983	808,932
Progress Software Corp.	12,240	430,358
Proofpoint, Inc. (a)	8,637	837,875
Qualys, Inc. (a)	7,879	620,550
Rapid7, Inc. (a)	12,857	408,853
RealPage, Inc. (a)	16,603	856,383
Sapiens International Corp. NV	24,540	299,143
Splunk, Inc. (a)	24,662	2,755,485
SPS Commerce, Inc. (a)	5,097	434,417
SS&C Technologies Holdings, Inc.	36,403	1,752,804
StoneCo Ltd. Class A (a)	15,285	360,267
SurveyMonkey	14,286	204,004
Symantec Corp.	83,847	1,853,857
Synopsys, Inc. (a)	22,072	2,029,300
Talend SA ADR (a)	7,531	261,627
Tenable Holdings, Inc.	2,992	85,212
The Trade Desk, Inc. (a)(b)	5,488	781,766
TiVo Corp.	13,930	137,907
Ultimate Software Group, Inc. (a)	5,789	1,527,833
Upwork, Inc. (b)	14,690	273,675
Varonis Systems, Inc. (a)	7,197	416,778
Verint Systems, Inc. (a)	11,662	529,805
Workday, Inc. Class A (a)	20,433	3,351,012
Zscaler, Inc. (a)(b)	19,938	782,766
		201,189,734
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	647,006	115,542,318
Cray, Inc. (a)	15,418	404,106
Electronics for Imaging, Inc. (a)	12,332	341,350
Logitech International SA(b)	31,849	1,076,815
NetApp, Inc.	45,342	3,032,020
Seagate Technology LLC	41,313	1,780,177
Stratasys Ltd. (a)(b)	14,118	301,984
Western Digital Corp.	15,243	691,880
		123,170,650

TOTAL INFORMATION TECHNOLOGY		578,123,603

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights(a)(c)	7,892	15,074
Balchem Corp.	3,244	281,255
Innophos Holdings, Inc.	4,210	116,785
Innospec, Inc.	6,654	490,666
Loop Industries, Inc. (a)(b)	4,853	39,746
Methanex Corp. (b)	15,428	854,860
		1,798,386
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,280	316,210
Metals & Mining - 0.2%
Ferroglobe PLC	27,040	59,758
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,292	419,457
Pan American Silver Corp.	27,465	354,299
Randgold Resources Ltd. sponsored ADR	5,856	469,476
Royal Gold, Inc.	10,005	731,866
Schnitzer Steel Industries, Inc. Class A	10,134	283,853
SSR Mining, Inc. (a)(b)	26,703	283,380
Steel Dynamics, Inc.	35,086	1,235,027
		3,837,116
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	23,550	288,252

TOTAL MATERIALS		6,239,964

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Brookfield Property REIT, Inc. Class A	23,644	425,828
CareTrust (REIT), Inc.	25,324	506,986
CIM Commercial Trust Corp.	18,076	315,245
CyrusOne, Inc.	16,438	921,843
Equinix, Inc.	13,229	5,096,869
Gaming & Leisure Properties	38,419	1,322,766
Hospitality Properties Trust (SBI)	22,855	613,428
Lamar Advertising Co. Class A	13,551	1,027,708
Potlatch Corp.	10,081	374,005
Regency Centers Corp.	23,112	1,471,310
Retail Opportunity Investments Corp.	28,189	510,221
Sabra Health Care REIT, Inc.	19,705	380,109
SBA Communications Corp. Class A (a)	20,189	3,448,483
Select Income REIT	59,004	1,138,777
Senior Housing Properties Trust (SBI)	40,450	556,592
Uniti Group, Inc.	27,678	551,623
		18,661,793
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	35,673	629,342
Colliers International Group, Inc.	8,178	538,573
Cresud S.A.C.I.F. y A. sponsored ADR	9,873	117,686
FirstService Corp.	8,119	615,899
Redfin Corp. (a)(b)	1,688	28,628
		1,930,128

TOTAL REAL ESTATE		20,591,921

UTILITIES - 0.4%
Electric Utilities - 0.3%
MGE Energy, Inc.	8,797	581,394
Otter Tail Corp.	10,542	515,715
Xcel Energy, Inc.	80,335	4,213,571
		5,310,680
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	18,550	363,951
Pattern Energy Group, Inc. (b)	23,834	493,125
		857,076
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,815	335,028
Middlesex Water Co.	6,830	354,067
		689,095

TOTAL UTILITIES		6,856,851

TOTAL COMMON STOCKS
(Cost $1,119,688,263)		1,587,576,846
	Principal Amount	Value

U.S. Treasury Obligations - 0.9%
U.S. Treasury Bills, yield at date of purchase 2.14% to 2.25% 12/13/18 to 1/24/19 (d)
(Cost $16,961,495)	17,000,000	16,963,151
	Shares	Value

Money Market Funds - 17.5%
Fidelity Cash Central Fund, 2.27% (e)	239,299,778	$239,347,638
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	83,791,406	83,799,786
TOTAL MONEY MARKET FUNDS
(Cost $323,146,182)		323,147,424
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $1,459,795,940)		1,927,687,421
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(79,365,482)
NET ASSETS - 100%		$1,848,321,939

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,869	Dec. 2018	$259,772,310	$(19,812,711)	$(19,812,711)

The notional amount of futures purchased as a percentage of Net Assets is 14.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $151,324,718.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,219,378.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,598,984
Fidelity Securities Lending Cash Central Fund	1,055,998
Total	$3,654,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$268,127,888	$268,127,888	$--	$--
Consumer Discretionary	225,371,442	225,371,442	--	--
Consumer Staples	79,407,511	79,407,511	--	--
Energy	8,592,777	8,591,735	--	1,042
Financials	119,514,538	119,514,538	--	--
Health Care	197,423,426	197,410,082	--	13,344
Industrials	77,326,925	77,326,925	--	--
Information Technology	578,123,603	578,123,603	--	--
Materials	6,239,964	6,224,890	--	15,074
Real Estate	20,591,921	20,591,921	--	--
Utilities	6,856,851	6,856,851	--	--
U.S. Government and Government Agency Obligations	16,963,151	--	16,963,151	--
Money Market Funds	323,147,424	323,147,424	--	--
Total Investments in Securities:	$1,927,687,421	$1,910,694,810	$16,963,151	$29,460
Derivative Instruments:
Liabilities
Futures Contracts	$(19,812,711)	$(19,812,711)	$--	$--
Total Liabilities	$(19,812,711)	$(19,812,711)	$--	$--
Total Derivative Instruments:	$(19,812,711)	$(19,812,711)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(19,812,711)
Total Equity Risk	0	(19,812,711)
Total Value of Derivatives	$0	$(19,812,711)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net(a)
Exchange Traded Futures	$--	$(19,812,711)	$--	$13,219,378	$(6,593,333)

 (a) Net represents the payable that would be due to the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value (including securities loaned of $82,218,089) — See accompanying schedule: Unaffiliated issuers (cost $1,136,649,758)	$1,604,539,997
Fidelity Central Funds (cost $323,146,182)	323,147,424
Total Investment in Securities (cost $1,459,795,940)		$1,927,687,421
Cash		8,757
Foreign currency held at value (cost $5,242)		5,139
Receivable for fund shares sold		8,637,098
Dividends receivable		1,602,476
Distributions receivable from Fidelity Central Funds		513,783
Receivable for daily variation margin on futures contracts		1,352,223
Prepaid expenses		16,179
Receivable from investment adviser for expense reductions		107,409
Other receivables		3,459
Total assets		1,939,933,944
Liabilities
Payable for investments purchased	$7,343,514
Accrued management fee	366,291
Other affiliated payables	45,176
Other payables and accrued expenses	60,938
Collateral on securities loaned	83,796,086
Total liabilities		91,612,005
Net Assets		$1,848,321,939
Net Assets consist of:
Paid in capital		$1,402,676,303
Total distributable earnings (loss)		445,645,636
Net Assets, for 6,420,000 shares outstanding		$1,848,321,939
Net Asset Value, offering price and redemption price per share ($1,848,321,939 ÷ 6,420,000 shares)		$287.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Dividends		$16,904,466
Interest		131,464
Income from Fidelity Central Funds (including $1,055,998 from security lending)		3,654,982
Total income		20,690,912
Expenses
Management fee	$4,286,287
Transfer agent and custody fees	37,821
Accounting and security lending fees	469,278
Independent trustees' fees and expenses	14,654
Audit	65,875
Legal	84,180
Miscellaneous	(131,209)
Total expenses before reductions	4,826,886
Expense reductions	(1,051,776)
Total expenses after reductions		3,775,110
Net investment income (loss)		16,915,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,750,227)
Redemptions in-kind	92,456,041
Fidelity Central Funds	1,245
Foreign currency transactions	2,040
Futures contracts	15,828,408
Total net realized gain (loss)		92,537,507
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,947,426
Fidelity Central Funds	(1,439)
Assets and liabilities in foreign currencies	(348)
Futures contracts	(21,480,122)
Total change in net unrealized appreciation (depreciation)		(4,534,483)
Net gain (loss)		88,003,024
Net increase (decrease) in net assets resulting from operations		$104,918,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,915,802	$11,283,953
Net realized gain (loss)	92,537,507	(4,448,369)
Change in net unrealized appreciation (depreciation)	(4,534,483)	285,040,284
Net increase (decrease) in net assets resulting from operations	104,918,826	291,875,868
Distributions to shareholders	(16,311,200)	–
Distributions to shareholders from net investment income	–	(10,143,200)
Total distributions	(16,311,200)	(10,143,200)
Share transactions
Proceeds from sales of shares	447,694,234	442,695,229
Cost of shares redeemed	(167,424,839)	–
Net increase (decrease) in net assets resulting from share transactions	280,269,395	442,695,229
Total increase (decrease) in net assets	368,877,021	724,427,897
Net Assets
Beginning of period	1,479,444,918	755,017,021
End of period	$1,848,321,939	$1,479,444,918
Other Information
Undistributed net investment income end of period		$3,103,958
Shares
Sold	1,550,000	1,870,000
Redeemed	(600,000)	–
Net increase (decrease)	950,000	1,870,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index Tracking Stock

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$270.47	$209.73	$201.07	$188.45	$160.07
Income from Investment Operations
Net investment income (loss)A	2.76	2.40	2.43	2.14	2.37B
Net realized and unrealized gain (loss)	17.36	60.58	8.56	12.44	28.15
Total from investment operations	20.12	62.98	10.99	14.58	30.52
Distributions from net investment income	(2.69)	(2.24)	(2.33)	(1.96)	(2.14)
Total distributions	(2.69)	(2.24)	(2.33)	(1.96)	(2.14)
Net asset value, end of period	$287.90	$270.47	$209.73	$201.07	$188.45
Total ReturnC	7.42%	30.21%	5.56%	7.79%	19.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.31%	.32%	.42%	.48%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.95%	.99%	1.25%	1.11%	1.40%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,848,322	$1,479,445	$755,017	$663,523	$471,113
Portfolio turnover rateF,G	10%	12%	6%	9%	7%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2018

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$513,896,880
Gross unrealized depreciation	(46,716,181)
Net unrealized appreciation (depreciation)	$467,180,699
Tax Cost	$1,460,506,722

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,521,269
Capital loss carryforward	$(24,877,796)
Net unrealized appreciation (depreciation) on securities and other investments	$467,002,164

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,565,599)
Long-term	(13,312,197)
Total capital loss carryforward	$(24,877,796)

The tax character of distributions paid was as follows:

	November 30, 2018	November 30, 2017
Ordinary Income	$16,311,200	$ 10,143,200

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $159,641,870 and $353,789,480, respectively.

Securities received and delivered in–kind through subscriptions and redemptions totaled $406,070,298 and $146,709,971, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $342,045. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $15,389 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .21% of average net assets. This reimbursement will remain in place through March 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,051,614.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $162.

9. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index Tracking Stock (one of the funds constituting Fidelity Commonwealth Trust, referred to hereafter as the "Fund") as of November 30, 2018, the related statement of operations for the year ended November 30, 2018, the statement of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 281 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2018

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2018

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2018

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2018

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.21%	$1,000.00	$989.60	$1.05
Hypothetical-C		$1,000.00	$1,024.02	$1.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 93%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	1,192,878,416.01	94.875
Withheld	64,446,190.84	5.125
TOTAL	1,257,324,606.85	100.000
Dennis J. Dirks
Affirmative	1,195,428,511.76	95.078
Withheld	61,896,095.09	4.922
TOTAL	1,257,324,606.85	100.000
Donald F. Donahue
Affirmative	1,196,101,441.49	95.131
Withheld	61,223,165.36	4.869
TOTAL	1,257,324,606.85	100.000
Alan J. Lacy
Affirmative	1,195,346,573.89	95.071
Withheld	61,978,032.96	4.929
TOTAL	1,257,324,606.85	100.000
Ned C. Lautenbach
Affirmative	1,194,623,131.09	95.014
Withheld	62,701,475.76	4.986
TOTAL	1,257,324,606.85	100.000
Joseph Mauriello
Affirmative	1,194,787,293.63	95.027
Withheld	62,537,313.22	4.973
TOTAL	1,257,324,606.85	100.000
Charles S. Morrison
Affirmative	1,195,835,263.33	95.110
Withheld	61,489,343.52	4.890
TOTAL	1,257,324,606.85	100.000
Cornelia M. Small
Affirmative	1,199,345,429.77	95.389
Withheld	57,979,177.08	4.611
TOTAL	1,257,324,606.85	100.000
Garnett A. Smith
Affirmative	1,194,436,334.77	94.999
Withheld	62,888,272.08	5.001
TOTAL	1,257,324,606.85	100.000
David M. Thomas
Affirmative	1,194,987,668.12	95.043
Withheld	62,336,938.73	4.957
TOTAL	1,257,324,606.85	100.000
Michael E. Wiley
Affirmative	1,195,011,850.44	95.045
Withheld	62,312,756.41	4.955
TOTAL	1,257,324,606.85	100.000

PROPOSAL 4

To change the fund from diversified fund to a non-diversified fund.

	# of Votes	% of Votes
Affirmative	188,309,265.46	14.977
Against	28,148,865.47	2.239
Abstain	10,612,913.73	0.844
Broker Non - Votes	1,030,253,562.19	81.940
TOTAL	1,257,324,606.85	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 4 was not approved by shareholders.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ETF-ANN-0119
1.795540.115

Item 2.

Code of Ethics

As of the end of the period, November 30, 2018, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the “Fund”):

Services Billed by PwC

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$52,000	$4,600	$5,400	$2,200

November 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$71,000	$5,300	$4,800	$2,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2018A	November 30, 2017A
Audit-Related Fees	$7,745,000	$9,220,000
Tax Fees	$20,000	$150,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2018A	November 30, 2017A
PwC	$10,950,000	$11,685,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2018, the members of the Audit Committee were Joseph Mauriello, Donald Donahue, Alan Lacy and Michael Wiley.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2019